SEGMENTED INFORMATION - Segment information (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 17, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEGMENTED INFORMATION
Revenues			$ 4,554.4	$ 4,317.8	$ 4,293.8
Employee costs			686.0	635.0	698.2
Purchase of goods and services			1,894.8	1,728.2	1,712.7
Adjusted EBITDA			1,973.6	1,954.6	1,882.9
Depreciation and amortization			784.7	804.1	751.2
Financial expenses			325.9	277.8	282.9
Loss on valuation and translation of financial instruments			0.5	1.3	0.8
Restructuring of operations and other items			4.1	39.2	28.6
Loss on debt refinancing			80.9
Income before income taxes			777.5	832.2	819.4
Additions to property, plant and equipment			428.2	446.2	501.3
Additions to intangible assets	$ 664.0	$ 166.0	1,018.7	205.9	496.9
Operating Segments | Telecom-munications
SEGMENTED INFORMATION
Revenues			3,735.0	3,622.6	3,480.4
Employee costs			405.9	403.8	398.6
Purchase of goods and services			1,453.4	1,354.4	1,278.4
Adjusted EBITDA			1,875.7	1,864.4	1,803.4
Additions to property, plant and equipment			407.3	429.3	476.8
Additions to intangible assets			986.1	180.1	468.0
Operating Segments | Media
SEGMENTED INFORMATION
Revenues			776.0	650.5	738.0
Employee costs			221.2	176.7	228.6
Purchase of goods and services			471.4	391.6	434.6
Adjusted EBITDA			83.4	82.2	74.8
Additions to property, plant and equipment			19.7	15.9	21.8
Additions to intangible assets			25.5	22.1	24.8
Operating Segments | Sports and Entertainment
SEGMENTED INFORMATION
Revenues			167.0	158.0	192.2
Employee costs			33.2	30.3	38.6
Purchase of goods and services			113.4	119.0	146.3
Adjusted EBITDA			20.4	8.7	7.3
Additions to property, plant and equipment			0.8	0.6	1.3
Additions to intangible assets			3.5	2.8	3.5
Inter-segments
SEGMENTED INFORMATION
Revenues			(123.6)	(113.3)	(116.8)
Employee costs			25.7	24.2	32.4
Purchase of goods and services			(143.4)	(136.8)	(146.6)
Adjusted EBITDA			(5.9)	(0.7)	(2.6)
Additions to property, plant and equipment			0.4	0.4	1.4
Additions to intangible assets			$ 3.6	$ 0.9	$ 0.6